-------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
-------------------------------------------------------------------------------

    [graphic omitted]
   NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

                                      New England
                                 Bond Income Fund

                                [graphic omitted]

-------------
June 30, 1997
-------------

                                                                     August 1997
-------------------------------------------------------------------------------

[Photo of Henry L.P. Schmelzer]

Dear New England Funds Shareholder,

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

    Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
                          NEW ENGLAND BOND INCOME FUND
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        DALBAR,          an independent evaluator of mutual fund service,
        QUALITY          has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet(TM).



                                       INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------

                        Putting Performance into Perspective
                        The charts comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.
                                        See next page o

-------------------------------------------------------------------------------
                          NEW ENGLAND BOND INCOME FUND
-------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in the New England Bond Income Fund from 6/30/87 compared to the Lehman Government/Corporate Bond Index(4) and the Cost of Living(5). The data points from the graph are as follows:]

-------------------------------------------------------------------------------
                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
-------------------------------------------------------------------------------

       COMPARED TO LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(4)
                            AND THE COST OF LIVING(5)
                          JUNE 1987 THROUGH JUNE 1997

           NET            WITH            LEHMAN              COST
          ASSET         MAXIMUM        INTERMEDIATE            OF
         VALUE(1)    SALES CHARGE(2)   GOV'T/CORP.(4)       LIVING(5)
          -----      --------------    --------------       ---------

6/30/87   $10,000        $ 9,550        $10,000             $10,000
6/88      $10,715        $10,233        $10,777             $10,396
6/89      $11,795        $11,264        $11,879             $10,933
6/90      $12,533        $11,969        $12,807             $11,444
6/91      $13,789        $13,169        $14,156             $11,982
6/92      $15,925        $15,209        $16,019             $12,352
6/93      $18,128        $17,312        $17,692             $12,722
6/94      $17,723        $16,926        $17,646             $13,039
6/95      $20,261        $19,350        $19,475             $13,435
6/96      $21,303        $20,344        $20,449             $13,804
6/97      $23,570        $22,509        $21,928             $14,104


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

-------------------------------------------------------------------------------
                     CREDIT QUALITY COMPOSITION -- 6/30/97
-------------------------------------------------------------------------------

                            AAA            23.6%
                             AA            16.9%
                              A             5.9%
                            BBB            33.6%
                             BB            20.0%


Quality is based on ratings provided by Standard & Poor's.

Portfolio composition will change with market and economic conditions.

-------------------------------------------------------------------------------
                          NEW ENGLAND BOND INCOME FUND
-------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/97
-------------------------------------------------------------------------------

  CLASS A (Inception 11/7/73)      YTD         1 YEAR      5 YEARS     10 YEARS

  Net Asset Value(1)              3.99%         10.64%      8.16%       8.95%
  With Max. Sales Charge(2)      -0.71           5.68       7.17        8.45
  Lehman Intermediate
    Govt./Corp.(4)                2.83           7.23       6.49        8.16
  Lipper Intermediate Investment
  Grade Debt Average(6)           2.74           7.54       6.40        8.14
-------------------------------------------------------------------------------
                                                                         SINCE
  CLASS B (Inception 9/13/93)      YTD         1 YEAR      3 YEARS     INCEPTION

  Net Asset Value(1)              3.69%          9.83%      9.16%       5.28%
  With CDSC(3)                   -1.31           4.83       8.31        4.64
  Lehman Intermediate
    Govt./Corp.(4)                2.83           7.23       7.51        5.26
  Lipper Intermediate Investment
  Grade Debt Average(6)           2.74           7.54       7.62        4.83
-------------------------------------------------------------------------------
  CLASS C (Inception 12/30/94)     YTD         1 YEAR   SINCE INCEPTION

  Net Asset Value(1)              3.60%          9.91%     10.08%
  Lehman Intermediate
    Govt./Corp.(4)                2.83           7.23       8.77
  Lipper Intermediate Investment
  Grade Debt Average(6)           2.74           7.54       8.91
-------------------------------------------------------------------------------
  CLASS Y (Inception 12/30/94)     YTD         1 YEAR   SINCE INCEPTION

  Net Asset Value(1)              4.20%         10.80%     11.70%
  Lehman Intermediate
    Govt./Corp.(4)                2.83          7.23        8.77
  Lipper Intermediate Investment
  Grade Debt Average(6)           2.74          7.54        8.91

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

 NOTES TO CHARTS

(1) Net Asset Value (NAV) -- assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge -- assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) -- assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

-------------------------------------------------------------------------------
                          NEW ENGLAND BOND INCOME FUND
-------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
-------------------------------------------------------------------------------

Q. What was the investment backdrop for New England Bond Income Fund during the period?

[Photo of Cathy Bunting]

 Cathy Bunting
      Back Bay
Advisors, L.P.

Interest rates were relatively volatile on the heels of the Federal Reserve's March hike in short-term interest rates, though fluctuations were generally contained within a narrow range. Rising interest rates during the first quarter tended to push bond prices lower and yields higher, as reflected in the Fund's total return of -0.26% (Class A shares at net asset value) for the first three months of this year. As interest rates stabilized during the second quarter, your Fund more than made up for lost ground, finishing the six-month period ended June 30, 1997 with a positive total return of 3.99% (Class A shares at net asset value). This return reflects the reinvestment of $0.42 per share in dividend income and a change in share price to $12.10 on June 30, from $12.05 six months ago. Select investments in corporate bonds also helped the Fund's performance, which was significantly better than the 2.74% average total return of the Fund's peer group of Intermediate Investment-Grade Debt funds, as measured by Lipper Analytical Services.

Q. How did you structure the Fund during the period?

Corporate bonds encompassed 70% of the portfolio and were the biggest contributor to your Fund's performance. Strong economic conditions helped these bonds perform better than U.S. government securities. Among the portfolio's standout corporate issues were those whose credit ratings had been upgraded to what major ratings agencies, such as Standard & Poor's, consider investment-grade terrain -- the four highest bond ratings categories. (Lower-quality bonds are limited to no more than 20% of the portfolio.) Improving fundamentals in certain industries and companies fostered credit upgrades in select holdings, subsequently translating into higher bond prices.

Utility bonds also contributed positively to your Fund's performance. These bonds, which constituted about 20% of the portfolio at the end of the period, recently completed a round of consolidation, paving the way for credit upgrade opportunities.

We also maintained holdings in Canadian dollar securities, whose prices rose as yields fell across the maturity spectrum. Thanks to Canada's low inflation rate, these bonds provided better inflation-adjusted returns than comparable U.S. securities. Mortgage-backed securities and Treasury issues continued to make up the high-quality component of your Fund. During the period, lower volatility levels enhanced their performance.

Q. Where do you see opportunity in the months ahead?

We continue to favor Yankee bonds (U.S. dollar-denominated bonds issued by foreign companies), which worked well for the Fund during the period. The universe of Yankees continues to look promising, having expanded from primarily Canadian issues to a competitive market that now covers the globe. Yankee bonds represent an opportunity to participate in global bond markets without exposure to currency risk. Other investments that remain attractive include the Fund's cable/media holdings, given our expectations for credit upgrades in the cable industry. This industry continues to benefit from global consolidation.

Q. What is your outlook for the Fund?

Slowing economic growth and well-contained inflation levels will probably keep the Fed from raising interest rates -- this translates into a stable environment for bonds, especially select corporate securities.

Going forward, we expect to increase emphasis on higher-grade securities. The yield gap between bonds at different credit levels has narrowed substantially -- so investors are not compensated for taking added credit risk. This means your Fund can invest in better-quality securities, such as investment-grade corporate bonds and Treasury securities, without giving up much in yield.

-------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

BONDS AND NOTES--98.1% OF TOTAL NET ASSETS

  FACE
 AMOUNT         DESCRIPTION                                                    VALUE (a)
--------------------------------------------------------------------------------------------
                BROADCASTING--6.8%
  $  5,700,000  Cablevision Industries, 9.250%, 4/01/08  .................      $  6,042,000
     4,500,000  Continental Cablevision, Inc., 9.500%, 8/01/13  ..........         5,107,860
     3,700,000  Continental Cablevision, Inc., 11.000%, 6/01/07  .........         4,146,294
                                                                                ------------
                                                                                  15,296,154
                                                                                ------------
                CONTAINERS & GLASS--0.5%
     1,200,000  Owens Illinois Inc., 8.100%, 5/15/07  ....................         1,224,276
                                                                                ------------
                ELECTRIC UTILITIES--20.4%
     9,800,000  Arizona Public Service Corp., 8.000%, 12/30/15  ..........        10,151,134
       500,000  Cleveland Electric Illuminating Co., 8.170%, 11/30/98  ...           510,075
     4,800,000  Long Island Lighting Co., 8.200%, 3/15/23  ...............         4,924,320
     5,104,000  Long Island Lighting Co., 9.000%, 11/01/22  ..............         5,600,058
     3,962,000  New Mexico Public Service Corp., 10.250%, 10/01/12  ......         4,496,751
     7,400,000  New York Electric & Gas Corp., 8.875%, 11/01/21  .........         7,832,160
     2,000,000  Ohio Edison Corp., 8.680%, 6/01/17  ......................         2,071,340
     5,000,000  Tennessee Valley Authority, 6.125%, 7/15/03  .............         4,849,400
     2,800,000  Texas Utilities Electric Co., 8.875%, 2/01/22  ...........         2,961,252
     2,100,000  Toledo Edison Co., 7.875%, 8/01/04  ......................         2,130,954
                                                                                ------------
                                                                                  45,527,444
                                                                                ------------
                FEDERAL AGENCIES--13.5%
       249,312  Federal Home Loan Mortgage Corp., 9.000%, 5/1/01  ........           257,961
     3,500,000  Federal National Mortgage Association, 6.450%, 6/10/03  ..         3,424,050
       812,174  Federal National Mortgage Association, 7.500%, 2/1/24  ...           814,456
    10,260,394  Government National Mortgage Association, 7.000%, with
                  various maturities to 2025 (c)   .......................        10,084,018
    10,865,967  Government National Mortgage Association, 7.500%, with
                  various maturities to 2025 (c)   .......................        10,906,715
     3,718,206  Government National Mortgage Association, 8.500%, with
                  various maturities to 2023 (c)   .......................         3,866,934
       271,258  Government National Mortgage Association, 9.000%, with
                  various maturities to 2016 (c)   .......................           286,856
       385,070  Government National Mortgage Association, 11.500%, with
                  various maturities to 2018 (c)   .......................           432,603
                                                                                ------------
                                                                                  30,073,593
                                                                                ------------
                FINANCE & BANKING--7.9%
     4,075,000  American General Finance Corp., 8.450%, 10/15/09  ........         4,530,830
     5,750,000  Associates Corp. North America, 8.550%, 7/15/09  .........         6,410,387
     4,000,000  Intermediate American Development Bank, 6.950%, 8/01/26  .         4,110,080
     2,400,000  Pitney Bowes Credit Corp., 8.550%, 9/15/09  ..............         2,701,440
                                                                                ------------
                                                                                  17,752,737
                                                                                ------------
                FOREIGN ISSUES--7.2%
     6,500,000  Government of Canada, 8.000%, 6/01/23 (d)   ..............         5,342,337
    20,000,000  Ontario Hydro, Zero Coupon, 11/27/20 (d)   ...............         2,650,349
    21,400,000  Ontario Hydro, Zero Coupon, 8/06/21 (d)   ................         2,696,405
     7,000,000  Province of British Columbia, 7.750%, 6/16/03 (d)   ......         5,498,316
                                                                                ------------
                                                                                  16,187,407
                                                                                ------------
                U.S. GOVERNMENT--3.7%
     1,800,000  United States Treasury Notes, 6.875%, 7/31/99  ...........         1,826,352
     6,000,000  United States Treasury Notes, 8.500%, 11/15/00  ..........         6,397,800
                                                                                ------------
                                                                                   8,224,152
                                                                                ------------
                OIL & GAS--1.0%
     2,100,000  Mitchell Energy & Development Corp., 9.250%, 1/15/02  ....         2,268,105
                                                                                ------------
                PAPER--0.9%
     2,000,000  Pope and Talbot Inc., 8.375%, 6/01/13  ...................         1,906,360
                                                                                ------------
                PUBLISHING--5.7%
     4,000,000  Golden Books Publishing, Inc., 7.650%, 9/15/02  ..........         3,780,000
     2,000,000  News America Holdings, Inc., 7.750%, 2/01/24  ............         1,898,880
     4,700,000  News America Holdings, Inc., 8.250%, 8/10/18  ............         4,736,848
     2,000,000  Time Warner, Inc., 9.150%, 2/01/23  ......................         2,201,800
                                                                                ------------
                                                                                  12,617,528
                                                                                ------------
                RAILROADS & EQUIPMENT--0.9%
     2,000,000  Norfolk Southern Corp., 7.050%, 5/01/37  .................         2,028,860
                                                                                ------------
                TELECOMMUNICATION--13.0%
     4,400,000  AT&T Corp., 8.350%, 1/15/25  .............................         4,600,332
     4,000,000  BellSouth Telecomm, Inc., 5.850%, 11/15/45  ..............         3,949,360
     2,000,000  LCI International, Inc., 7.250%, 6/15/07  ................         1,981,000
     9,570,000  MFS Communications, Inc., Zero Coupon, 1/15/06  ..........         7,536,375
     5,280,000  Tele-Communications, Inc., 9.250%, 1/15/23  ..............         5,536,344
     2,000,000  Tele-Communications, Inc., 9.800%, 2/01/12  ..............         2,281,980
     1,000,000  Worldcom Inc., 7.750%, 4/01/07  ..........................         1,022,680
     2,000,000  Worldcom Inc., 7.750%, 4/01/27  ..........................         2,045,060
                                                                                ------------
                                                                                  28,953,131
                                                                                ------------
                YANKEE--16.6%
     1,200,000  British Columbia Hydro & Power, 12.500%, 9/01/13  ........         1,325,736
     1,600,000  British Columbia Hydro & Power, 12.500%, 1/15/14  ........         1,800,848
     2,540,000  Gulf Canada Resources, Ltd., 8.350%, 8/01/06  ............         2,692,400
     3,000,000  Hydro Quebec, 8.050%, 7/07/24  ...........................         3,255,840
     3,310,000  Ontario Province, 11.500%, 3/10/13  ......................         3,564,671
     4,000,000  Petroleos Mexicanos, 9.000%, 6/01/07  ....................         4,035,000
     5,800,000  Petroleos Mexicanos, 144A, 8.625%, 12/01/23 (e)   ........         5,140,250
     1,000,000  Republic of Argentina, 11.375%, 1/30/17  .................         1,125,000
     3,900,000  Republic of Colombia, 144A, 8.660%, 10/07/16 (e)   .......         4,135,599
     3,000,000  Republic of Columbia, 7.250%, 2/23/04  ...................         2,917,560
     5,500,000  Toronto Dominion Bank, Ontario, 7.875%, 8/15/04  .........         5,577,935
     1,500,000  Total Access Communication Public, 144A, 8.375%, 11/04/06 (e)      1,449,540
                                                                                ------------
                                                                                  37,020,379
                                                                                ------------
                Total Bonds and Notes (Identified Cost $217,105,544)  ....       219,080,126
                                                                                ------------

     SHORT TERM INVESTMENT--0.5%
 -------------------------------------------------------------------------------------------
     1,015,000  Household Finance Corp., 6.080%, 7/01/97  ................         1,015,000
                                                                                ------------
                Total Short Term Investment (Identified Cost $1,015,000)           1,015,000
                                                                                ------------
                Total Investments--98.6% (Identified Cost $218,120,544) (b)      220,095,126
                Other assets less liabilities  ...........................         3,220,562
                                                                                ------------
                Total Net Assets--100% ...................................      $223,315,688
                                                                                ============

(a)  See Note 1a.
(b)  Federal Tax Information:
       At June 30, 1997 the net unrealized appreciation on investments based on cost of $218,120,544 for federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all investments in
           which there is an excess of value over tax cost ...............       $ 4,382,492
         Aggregate gross unrealized depreciation for all investments in
           which there is an excess of tax cost over value ...............        (2,407,910)
                                                                                ------------
         Net unrealized appreciation .....................................       $ 1,974,582
                                                                                 ===========

(c) The Fund's investments in Government National Mortgage Association, which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.
(d)  Denominated in Canadian Dollars.
(e) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS
  Investments at value ..............................           $220,095,126
  Cash ..............................................                    371
  Receivable for:
    Fund shares sold ................................                684,175
    Accrued interest ................................              3,907,244
  Prepaid registration expense ......................                 11,000
                                                                ------------
                                                                 224,697,916
LIABILITIES

  Payable for:
    Fund shares redeemed ............................$992,444
    Dividends declared .............................. 177,805
  Accrued expenses:
    Management fees .................................  78,928
    Deferred trustees' fees .........................  77,281
    Accounting and administrative ...................   3,914
    Other expenses ..................................  51,856
                                                     --------
                                                                   1,382,228
                                                                ------------
NET ASSETS ..........................................           $223,315,688
                                                                ============
  Net Assets consist of:
    Capital paid in .................................           $220,451,391
    Overdistributed net investment income ...........               (170,701)
    Accumulated net realized gains  .................              1,060,287
    Unrealized appreciation on investments and
      foreign currency transactions .................              1,974,711
                                                                ------------
NET ASSETS ..........................................           $223,315,688
                                                                ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A
  shares ($186,011,107 divided by 15,371,669 shares
  of beneficial interest) ...........................                 $12.10
                                                                      ======
Offering price per share (100/95.50 of $12.10) ......                 $12.67*
                                                                      ======
Net asset value and offering price of Class B shares
  ($32,478,755 divided by 2,684,854 shares of
  beneficial interest) ..............................                 $12.10**
                                                                      ======
Net asset value and offering price of Class C shares
  ($2,565,538 divided by 211,863 shares of
  beneficial interest) ..............................                 $12.11
                                                                      ======
Net asset value and offering price of Class Y shares
  ($2,260,288 divided by 186,505 shares of
  beneficial interest) ..............................                 $12.12
                                                                      ======
Identified cost of investments ......................           $218,120,544
                                                                ============

 * Based upon single purchases of less than $100,000.
   Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Interest ........................................                 $8,680,715

  Expenses
    Management fees ...............................    $471,598
    Service fees - Class A ........................     228,913
    Service and distribution fees - Class B .......     153,853
    Service and distribution fees - Class C .......      12,444
    Trustees' fees and expenses ...................      10,844
    Accounting and administrative .................      23,472
    Custodian .....................................      64,719
    Transfer agent ................................     246,495
    Audit and tax services ........................      21,000
    Legal .........................................       9,956
    Printing ......................................      27,551
    Registration ..................................      22,857
    Miscellaneous .................................       7,004
                                                       --------
  Total expenses ..................................                  1,300,706
                                                                    ----------
  Net investment income ...........................                  7,380,009

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS

  Realized gain (loss) on:
    Investments - net .............................     551,554
    Foreign currency transactions - net ...........     (54,754)
                                                       --------
  Total realized gain on investments and foreign
    currency transactions .........................     496,800
                                                       --------
  Unrealized appreciation on:
    Investments - net .............................     575,611
    Foreign currency transactions - net ...........         346
                                                       --------
  Total unrealized appreciation on investments
     and foreign currency transactions ............     575,957
                                                       --------
  Net gain on investment transactions .............                  1,072,757
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........                 $8,452,766
                                                                    ==========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(unaudited)

                                                                                       SIX MONTHS
                                                                 YEAR ENDED               ENDED
                                                                DECEMBER 31,             JUNE 30,
                                                                    1996                   1997
                                                               -------------           ------------
FROM OPERATIONS
  Net investment income ..................................     $  15,413,481           $  7,380,009
  Net realized gain on investments and foreign currency
    transactions .........................................         1,534,612                496,800
  Unrealized appreciation (depreciation) on investments,
    and foreign currency transactions ....................        (7,306,625)               575,957
                                                               -------------           ------------
  Increase in net assets from operations .................         9,641,468              8,452,766
                                                               -------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
  Class A ................................................       (13,542,980)            (6,356,372)
  Class B ................................................        (1,725,391)              (954,591)
  Class C ................................................          (102,907)               (77,253)
  Class Y ................................................          (158,575)               (74,873)
                                                               -------------           ------------
                                                                 (15,529,853)            (7,463,089)
                                                               -------------           ------------
  Increase (decrease) in net assets derived from capital
    share transactions ...................................         4,067,248             (2,785,673)
                                                               -------------           ------------
  Total decrease in net assets ...........................        (1,821,137)            (1,795,996)
NET ASSETS
  Beginning of the period ................................       226,932,821            225,111,684
                                                               -------------           ------------
  End of the period ......................................     $ 225,111,684           $223,315,688
                                                               =============           ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  Beginning of the period ................................          $150,070               ($87,621)
                                                               =============           ============
  End of the period ......................................          ($87,621)             ($170,701)
                                                               =============           ============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(unaudited)

                                                                    CLASS A
                                 ----------------------------------------------------------------------------------
                                                                                                       SIX MONTHS
                                                                                                          ENDED
                                                      YEAR ENDED DECEMBER 31,                            JUNE 30,
                                 ------------------------------------------------------------------   -------------
                                   1992           1993           1994           1995           1996           1997
                                 ------         ------         ------         ------         ------          ------
Net Asset Value,
  Beginning of Period ...        $12.14         $12.12         $12.18         $10.95         $12.36          $12.05
                                 ------         ------         ------         ------         ------          ------
Income From Investment
  Operations
Net Investment Income ...          0.85           0.77           0.72           0.81           0.84            0.42
Net Realized and
  Unrealized Gain (Loss)
  on Investments ........          0.01           0.66          (1.23)          1.40          (0.31)           0.05
                                 ------         ------         ------         ------         ------          ------
Total From Investment
  Operations ............          0.86           1.43          (0.51)          2.21           0.53            0.47
                                 ------         ------         ------         ------         ------          ------
Less Distributions
Dividends From Net
  Investment Income .....         (0.86)         (0.78)         (0.72)         (0.80)         (0.84)          (0.42)
Distributions From Net
  Realized Capital Gains          (0.02)         (0.59)          0.00           0.00           0.00            0.00
                                 ------         ------         ------         ------         ------          ------
Total Distributions .....         (0.88)         (1.37)         (0.72)         (0.80)         (0.84)          (0.42)
                                 ------         ------         ------         ------         ------          ------
Net Asset Value, End of
  Period ................        $12.12         $12.18         $10.95         $12.36         $12.05          $12.10
                                 ======         ======         ======         ======         ======          ======
Total Return (%) (a) ....          7.5           12.1           (4.2)          20.8            4.6             4.0

Ratio of Operating
  Expenses to Average
  Net Assets (%) ........          1.08           1.04           1.08           1.14           1.05            1.08(b)
Ratio of Net Investment
  Income to Average
  Net Assets (%) ........          7.08           6.10           6.46           6.81           7.00            6.87(b)
Portfolio Turnover Rate (%)          89            202             77             81            104             111(b)
Net Assets, End of Period
  (000) .................      $145,184       $179,264       $155,362       $200,285       $189,685        $186,011

(a) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)


                                                                    CLASS B
                                  --------------------------------------------------------------------------
                                  SEPTEMBER 13(a)                                                 SIX MONTHS
                                     THROUGH              YEAR ENDED DECEMBER 31,                    ENDED
                                   DECEMBER 31,       ------------------------------------          JUNE 30,
                                      1993             1994           1995           1996             1997
                                     ------           ------         ------         ------           ------
Net Asset Value, Beginning of
  Period ....................        $13.06           $12.18         $10.95         $12.36           $12.04
                                     ------           ------         ------         ------           ------
Income From Investment
  Operations
Net Investment Income .......          0.20             0.63           0.72           0.75             0.36
Net Realized and Unrealized
  Gain (Loss) on Investments          (0.30)           (1.23)          1.40          (0.32)            0.08
                                     ------           ------         ------         ------           ------
Total From Investment
  Operations ................         (0.10)           (0.60)          2.12           0.43             0.44
                                     ------           ------         ------         ------           ------
Less Distributions
Dividends From Net Investment
  Income ....................         (0.19)           (0.63)         (0.71)         (0.75)           (0.38)
Distributions From Net
  Realized Capital Gains ....         (0.59)            0.00           0.00           0.00             0.00
                                     ------           ------         ------         ------           ------
Total Distributions .........         (0.78)           (0.63)         (0.71)         (0.75)           (0.38)
                                     ------           ------         ------         ------           ------
Net Asset Value, End of
  Period ....................        $12.18           $10.95         $12.36         $12.04           $12.10
                                     ======           ======         ======         ======           ======
Total Return (%)(c) .........         (0.8)            (4.9)          19.9            3.7              3.7
Ratio of Operating Expenses
  to Average Net Assets (%)            1.81(b)          1.83           1.89           1.80             1.83(b)
Ratio of Net Investment
  Income to Average Net
  Assets (%) ................          4.79(b)          5.71           6.06           6.25             6.12(b)
Portfolio Turnover Rate (%)..           202               77             81            104              111(b)
Net Assets, End of Period
  (000) .....................        $2,661           $9,435        $23,398        $31,191          $32,479

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                               CLASS C                                  CLASS Y
                                                --------------------------------------   ---------------------------------------
                                                                            SIX MONTHS                                SIX MONTHS
                                                YEAR ENDED    YEAR ENDED       ENDED     YEAR ENDED    YEAR ENDED       ENDED
                                                DECEMBER 31,  DECEMBER 31,    JUNE 30,   DECEMBER 31,  DECEMBER 31,     JUNE 30,
                                                    1995         1996          1997          1995          1996          1997
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period ........    $   10.95     $   12.36     $   12.06     $   10.95     $   12.40     $   12.06
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net Investment Income .......................         0.56          0.75          0.37          0.80          0.87          0.49
Net Realized and Unrealized
  Gain (Loss) on Investments ................         1.40         (0.30)         0.06          1.44         (0.34)         0.01
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total From Investment Operations ............         1.96          0.45          0.43          2.24          0.53          0.50
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
Dividends From Net Investment Income ........        (0.55)        (0.75)        (0.38)        (0.79)        (0.87)        (0.44)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total Distributions .........................        (0.55)        (0.75)        (0.38)        (0.79)        (0.87)        (0.44)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period ..............    $   12.36     $   12.06     $   12.11     $   12.40     $   12.06     $   12.12
                                                 =========     =========     =========     =========     =========     =========
Total Return(%)(a) ..........................         18.1           3.9           3.6          21.0           4.6           4.2
Ratio of Operating Expenses to
  Average Net Assets (%) ....................         1.89          1.80          1.83          0.89          0.80          0.83(b)
Ratio of Net Investment Income to
  Average Net Assets (%) ....................         6.06          6.25          6.12          7.06          7.25          7.12(b)
Portfolio Turnover Rate(%) ..................           81           104           111            81           104           111(b)
Net Assets, End of Period (000) .............    $   1,009     $   2,391     $   2,566     $   2,241     $   1,844     $   2,260

(a) Periods less than one year are not annualized.
(b) Computed on an annualized basis.


                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993 and Class C and Class Y shares on December 30, 1994. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the six months ended June 30, 1997 were as follows:

               PURCHASES                                 SALES
-----------------------------------------  -------------------------------------
  U.S. GOVERNMENT            OTHER           U.S. GOVERNMENT        OTHER
---------------------  ------------------  ------------------  -----------------
    $3,613,945          $53,016,769          $6,204,259         $49,539,485

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.50% of the first $100 million of the Fund's average daily net assets and 0.375% of such assets in excess of $100 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors at the rate of 0.25% of the first $100 million of the Fund's average daily net assets and 0.1875% of such assets in excess of $100 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the six months ended June 30, 1997 are as follows:

FEES EARNED
-----------
$235,799                         New England Funds Management, L.P.
$235,799                         Back Bay Advisors, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund,
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997, these expenses amounted to $23,472 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $174,920 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $228,913 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1997 is $1,919,349.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30,1997, the Fund paid New England Funds $38,463 and $3,111 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1997, the Fund paid New England Funds $115,390 and $9,333 in distribution fees under the Class B and Class C Plans respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $223,076.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                                       $2,116
Meeting Fee                                           $114/meeting
Committee Meeting Fee                                 $68/meeting
Committee Chairman Annual Retainer                    $95

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                   YEAR ENDED                        SIX MONTHS ENDED
                                                DECEMBER 31, 1996                      JUNE 30, 1997
                                           -------------------------------  ---------------------------------
CLASS A                                        SHARES            AMOUNT           SHARES            AMOUNT
-------                                    --------------   ---------------   --------------   --------------
Shares sold ..........................       2,483,333       $29,456,197          971,798       $11,641,232
Shares issued in connection with the
  reinvestment of:
Dividends from net investment income .       1,002,951        11,931,875          471,294         5,648,092
                                             ---------       -----------        ---------       -----------
                                             3,486,284        41,388,072        1,443,092        17,289,324
Shares repurchased ...................      (3,940,934)      (46,845,991)      (1,817,732)      (21,776,550)
                                             ---------       -----------        ---------       -----------
Net decrease .........................        (454,650)      $(5,457,919)        (374,640)      $(4,487,226)
                                             ---------       -----------        ---------       -----------

                                                   YEAR ENDED                        SIX MONTHS ENDED
                                                DECEMBER 31, 1996                      JUNE 30, 1997
                                           -------------------------------  ---------------------------------
CLASS B                                        SHARES            AMOUNT           SHARES            AMOUNT
-------                                    --------------   ---------------   --------------   --------------
Shares sold ..........................         945,735       $11,428,974          374,527       $ 4,481,026
Shares issued in connection with the
   reinvestment of:
Dividends from net investment income .         121,533         1,445,611           65,889           789,417
                                             ---------       -----------          -------       -----------
                                             1,067,268        12,874,585          440,416         5,270,443
Shares repurchased ...................        (370,399)       (4,406,738)        (345,438)       (4,139,698)
                                             ---------       -----------          -------       -----------
Net increase .........................         696,869       $ 8,467,847           94,978       $ 1,130,745
                                             ---------       -----------          -------       -----------

                                                    YEAR ENDED                        SIX MONTHS ENDED
                                                DECEMBER 31, 1996                      JUNE 30, 1997
                                           -------------------------------  ---------------------------------
CLASS C                                        SHARES            AMOUNT           SHARES            AMOUNT
-------                                    --------------   ---------------   --------------   --------------
Shares sold ..........................         190,350       $ 2,281,349           49,587       $   596,513
Shares issued in connection with the
   reinvestment of:
Dividends from net investment income .           7,179            85,505            5,678            68,069
                                             ---------       -----------          -------       -----------
                                               197,529         2,366,854           55,265           664,582
Shares repurchased ...................         (80,739)         (972,718)         (41,781)         (501,185)
                                             ---------       -----------          -------       -----------
Net increase .........................         116,790       $ 1,394,136           13,484       $   163,397
                                             ---------       -----------          -------       -----------

                                                     YEAR ENDED                       SIX MONTHS ENDED
                                                DECEMBER 31, 1996                      JUNE 30, 1997
                                           -------------------------------  ---------------------------------
CLASS Y                                        SHARES            AMOUNT           SHARES            AMOUNT
-------                                    --------------   ---------------   --------------   --------------
Shares sold ..........................          51,948       $   616,546           96,455       $ 1,157,078
Shares issued in connection with the
   reinvestment of:
Dividends from net investment income .          13,302           158,563            6,340            76,023
                                             ---------       -----------          -------       -----------
                                                65,250           775,109          102,795         1,233,101
Shares repurchased ...................         (93,109)       (1,111,925)         (69,152)         (825,690)
                                             ---------       -----------          -------       -----------

Net increase (decrease) ..............         (27,859)      $  (336,816)          33,643       $   407,411
                                             ---------       -----------          -------       -----------

Increase (decrease) derived from
  capital shares transactions ........         331,150       $ 4,067,248         (232,535)      $(2,785,673)
                                             =========       ===========          =======       ===========

-------------------------------------------------------------------------------
                         NEW ENGLAND HIGH INCOME FUND
                        SUPPLEMENT DATED JULY 28, 1997
           TO NEW ENGLAND BOND FUNDS CLASSES A, B AND C PROSPECTUS
               DATED MAY 1, 1997 (AS SUPPLEMENTED MAY 28, 1997)

ON PAGE 17 UNDER THE SECTION ENTITLED "HIGH INCOME FUND", THE FIRST SENTENCE OF THE FIRST PARAGRAPH IS REVISED TO READ AS FOLLOWS:

The High Income Fund under normal market conditions will invest at least 65% of its total assets in fixed-income securities which are rated BBB or lower by S&P or Baa or lower by Moody's or unrated but are of comparable quality to securities that are so rated.

IN THIS SAME SECTION, THE FOURTH PARAGRAPH IS REVISED TO READ AS FOLLOWS:

High Income Fund expects that under normal market conditions at least 80% of the value of its total assets will be invested in fixed-income securities of U.S. corporations, including preferred stock and convertible securities, and U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. To achieve its basic investment objective, the Fund from time to time also may invest up to 20% of the value of its total assets in common stocks and up to 20% of the value of its total assets in non-U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. However, investments in both of these types of securities on a combined basis generally will not exceed 20% of the value of the Fund's assets. See "Investment Risks -- Foreign Securities" below.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.


MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market. With Investment Builder, New England Fund's automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

-------------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
-------------------------------------------------------------------------------

                                  Stock Funds
                              Star Small Cap Fund
                                  Growth Fund
                               Star Advisers Fund
                              Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                           International Stock Funds
                            International Equity Fund
                              Star Worldwide Fund

                                   Bond Funds
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                Tax Exempt Funds

                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               Money Market Funds

                              Cash Management Trust
                              -  Money Market Series
                              - U.S. Government Series
                          Tax Exempt Money Market Trust

                   To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478


This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
                         Investors are advised to read

                                                              --------------
                    (Logo)                                       BULK RATE
              NEW ENGLAND FUNDS                                U.S. POSTAGE
        Where The Best Minds Meet(TM)                              PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


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             399 Boylston Street

            Boston, Massachusetts

                    02116
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        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
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        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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                  BI58-0697

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